Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income for the year	$ 1,680	$ 1,558
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,576	2,585
Program rights amortization	61	68
Finance costs	1,233	849
Income tax expense	609	569
Post-employment benefits contributions, net of expense	19	(5)
Other	(24)	2
Cash provided by operating activities before changes in net operating assets and liabilities, income taxes paid, and interest paid	6,154	5,626
Change in net operating assets and liabilities	(152)	37
Income taxes paid	(455)	(700)
Interest paid, net	(1,054)	(802)
Cash provided by operating activities	4,493	4,161
Investing activities:
Capital expenditures	(3,075)	(2,788)
Additions to program rights	(47)	(54)
Changes in non-cash working capital related to capital expenditures and intangible assets	(200)	67
Acquisitions and other strategic transactions, net of cash acquired	(9)	(3,404)
Other	68	46
Cash used in investing activities	(3,263)	(6,133)
Financing activities:
Net proceeds received from short-term borrowings	707	971
Net issuance of long-term debt	12,711	550
Net payments on settlement of debt derivatives and forward contracts	(11)	(8)
Transaction costs incurred	(726)	(31)
Principal payments of lease liabilities	(316)	(269)
Dividends paid	(1,010)	(1,010)
Cash provided by financing activities	11,355	203
Change in cash and cash equivalents and restricted cash and cash equivalents	12,585	(1,769)
Cash and cash equivalents and restricted cash and cash equivalents, beginning of period	13,300	715
Cash and cash equivalents and restricted cash and cash equivalents, end of period	715	2,484
Cash and cash equivalents	715
Restricted cash and cash equivalents	12,837	0
Cash and cash equivalents and restricted cash and cash equivalents, end of period	$ 13,300	$ 715